                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-5950

                      (Investment Company Act File Number)

                         Money Market Obligations Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 4/30/05

               Date of Reporting Period: Six months ended 10/31/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Automated Government Cash Reserves

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2004

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30,
	10/31/2004		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004		0.005	0.010	0.024		0.056	0.048
Net realized and unrealized gain on investments	--		--	--	0.000	[1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.004		0.005	0.010	0.024		0.056	0.048
Less Distributions:
Distributions from net investment income	(0.004)		(0.005)	(0.010)	(0.024)		(0.056)	(0.048)
Distributions from net realized gain on investments	--		--	--	(0.000	) [1]	--	--
TOTAL DISTRIBUTIONS	(0.004)		(0.005)	(0.010)	(0.024)		(0.056)	(0.048)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.40%		0.50%	1.05%	2.43%		5.79%	4.96%

Ratios to Average Net Assets:
Expenses	0.59	% [3]	0.59%	0.59%	0.59%		0.59%	0.59%
Net investment income	0.78	% [3]	0.51%	1.03%	2.31%		5.66%	4.85%
Expense waiver/reimbursement [4]	0.31	% [3]	0.29%	0.27%	0.27%		0.27%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$438,139		$435,206	$908,578	$849,131		$695,996	$714,508

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period [1]
Actual:	$1,000	$1,004.00	$2.98
Hypothetical (assuming a 5% return before expenses):	$1,000	$1,022.23	$3.01

1 Expenses are equal to the Fund's annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At October 31, 2004, the fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
U.S. Government Agency Securities	100.0%
TOTAL	100.0%

At October 31, 2004, the fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	13.9%
8-30 Days	44.1%
31-90 Days	35.3%
91-180 Days	6.2%
181+ Days	0.5%
TOTAL	100.0%

1 See the fund's Prospectus for a more complete description of the principal types of securities in which the fund invests.

2 Percentages are based on total investments, which may differ from total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2004 (unaudited)

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--100.2%
$36,080,000	[1]	Federal Farm Credit System Discount Notes, 1.710% - 1.860%, 11/1/2004 - 2/28/2005	$36,023,584
105,900,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.730% - 1.961%, 11/3/2004 - 1/6/2005	105,884,892
24,600,000		Federal Farm Credit System Notes, 1.250% - 6.100%, 11/4/2004 - 1/5/2005	24,641,885
181,000,000	[1]	Federal Home Loan Bank System Discount Notes, 1.410% - 1.998%, 11/1/2004 - 3/28/2005	180,602,424
54,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.840% - 1.990%, 11/25/2004 - 1/19/2005	53,990,392
36,830,000		Federal Home Loan Bank System Notes, 1.425% - 6.820%, 11/15/2004 - 5/4/2005	36,875,307
1,200,000		Student Loan Marketing Association Note, 9.150%, 12/1/2004	1,207,275
		TOTAL INVESTMENTS--100.2% (AT AMORTIZED COST) [3]	439,225,759
		OTHER ASSETS AND LIABILITIES - NET--(0.2)%	(1,087,157)
		TOTAL NET ASSETS--100%	$438,138,602

1 Each issue shows the rate of discount at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$439,225,759
Income receivable		939,360
Receivable for shares sold		40,748
TOTAL ASSETS		440,205,867
Liabilities:
Payable for shares redeemed	$57,928
Payable to bank	1,604,071
Payable for Directors'/Trustees' fees	1,844
Payable for shareholder services fees (Note 4)	90,404
Income distribution payable	273,480
Accrued expenses	39,538
TOTAL LIABILITIES		2,067,265
Net assets for 438,137,283 shares outstanding		$438,138,602
Net Assets Consist of:
Paid-in capital		$438,137,283
Undistributed net investment income		1,319
TOTAL NET ASSETS		$438,138,602
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$438,138,602 ÷ 438,137,283 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2004 (unaudited)

Investment Income:
Interest			$3,004,545
Expenses:
Investment adviser fee (Note 4)		$1,089,734
Administrative personnel and services fee (Note 4)		174,788
Custodian fees		9,672
Transfer and dividend disbursing agent fees and expenses (Note 4)		50,104
Directors'/Trustees' fees		1,997
Auditing fees		7,102
Legal fees		2,232
Portfolio accounting fees		43,102
Shareholder services fee (Note 4)		544,867
Share registration costs		8,489
Printing and postage		7,366
Insurance premiums		10,936
Miscellaneous		12,469
TOTAL EXPENSES		1,962,858
Waivers (Note 4):
Waiver of investment adviser fee	$(640,001)
Waiver of administrative personnel and services fee	(8,713)
Waiver of transfer and dividend disbursing agent fees and expenses	(17,578)
TOTAL WAIVERS		(666,292)
Net expenses			1,296,566
Net investment income			$1,707,979

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2004	Year Ended 4/30/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,707,979	$3,340,857
Distributions to Shareholders:
Distributions from net investment income	(1,706,631)	(3,339,547)
Share Transactions:
Proceeds from sale of shares	443,796,929	1,359,038,127
Net asset value of shares issued to shareholders in payment of distributions declared	612,414	765,153
Cost of shares redeemed	(441,478,522)	(1,833,176,289)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,930,821	(473,373,009)
Change in net assets	2,932,169	(473,371,699)
Net Assets:
Beginning of period	435,206,433	908,578,132
End of period (including undistributed (distributions in excess of) net investment income of $1,319 and $(29), respectively)	$438,138,602	$435,206,433

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Automated Government Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At October 31, 2004, capital paid-in aggregated $438,137,283.

The following table summarizes share activity:

	Six Months Ended 10/31/2004	Year Ended 4/30/2004
Shares sold	443,796,929	1,359,038,127
Shares issued to shareholders in payment of distributions declared	612,414	765,153
Shares redeemed	(441,478,522)	(1,833,176,289)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,930,821	(473,373,009)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $23,531, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Automated Government Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N716

0112708 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Automated Treasury Cash Reserves

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2004

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30,
	10/31/2004		2004		2003		2002	2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003		0.004		0.010		0.021	0.052	0.045
Net realized and unrealized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000	[1]	0.001	0.001	0.000	[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003		0.004		0.010		0.022	0.053	0.045
Less Distributions:
Distributions from net investment income	(0.003)		(0.004)		(0.010)		(0.021)	(0.052)	(0.045)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	(0.000	) [1]	(0.001)	(0.001)	(0.000	) [1]
TOTAL DISTRIBUTIONS	(0.003)		(0.004)		(0.010)		(0.022)	(0.053)	(0.045)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return [2]	0.35%		0.42%		0.97%		2.25%	5.44%	4.56%

Ratios to Average Net Assets:
Expenses	0.59	% [3]	0.59%		0.59%		0.59%	0.59%	0.59%
Net investment income	0.65	% [3]	0.40%		0.92%		2.04%	5.22%	4.43%
Expense waiver/reimbursement [4]	0.40	% [3]	0.38%		0.35%		0.31%	0.30%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$152,234		$177,500		$194,933		$239,245	$242,326	$227,476

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period [1]
Actual	$1,000	$1,003.50	$2.98
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.23	$3.01

1 Expenses are equal to the Fund's annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At October 31, 2004, the fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
U.S. Treasury Securities	100.0%
TOTAL	100.0%

At October 31, 2004, the fund's effective maturity 3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	0.0%
8-30 Days	55.1%
31-90 Days	22.5%
91-180 Days	22.4%
181+ Days	0.0%
TOTAL	100.0%

1 See the fund's Prospectus for a more complete description of the principal types of securities in which the fund invests.

2 Percentages are based on total investments, which may differ from total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2004 (unaudited)

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS--99.2%
	U.S. Treasury Bills--39.3% [1]
$12,000,000	1.510%, 12/9/2004	$11,980,873
5,000,000	1.530%, 11/18/2004	4,996,387
8,000,000	1.680%, 1/13/2005	7,972,747
11,000,000	1.690% - 1.750%, 1/20/2005	10,958,200
3,000,000	1.770%, 1/27/2005	2,987,168
21,000,000	1.790% - 1.825%, 2/10/2005	20,893,361
	TOTAL TOTAL	59,788,736
	U.S. Treasury Bond--7.2%
11,000,000	10.375%, 11/15/2009	11,036,002
	U.S. Treasury Notes--52.7%
13,000,000	1.625%, 1/31/2005	12,992,678
67,000,000	5.875% - 7.875%, 11/15/2004	67,152,047
	TOTAL TOTAL	80,144,725
	TOTAL INVESTMENTS--99.2% (AT AMORTIZED COST) [2]	150,969,463
	OTHER ASSETS AND LIABILITIES - NET--0.8%	1,264,796
	TOTAL NET ASSETS--100%	$152,234,259

1 Each issue shows the rate of discount at time of purchase.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$150,969,463
Income receivable		2,953,314
TOTAL ASSETS		153,922,777
Liabilities:
Payable to bank	$1,561,818
Payable for Directors'/Trustees' fees	158
Payable for shareholder services fee (Note 4)	30,062
Income distribution payable	64,081
Accrued expenses	32,399
TOTAL LIABILITIES		1,688,518
Net assets for 152,228,764 shares outstanding		$152,234,259
Net Assets Consist of:
Paid-in capital		$152,228,764
Undistributed net investment income		5,495
TOTAL NET ASSETS		$152,234,259
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$152,234,259 ÷ 152,228,764 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2004 (unaudited)

Investment Income:
Interest			$1,039,180
Expenses:
Investment adviser fee (Note 4)		$415,900
Administrative personnel and services fee (Note 4)		75,617
Custodian fees		4,225
Transfer and dividend disbursing agent fees and expenses (Note 4)		53,558
Directors'/Trustees' fees		543
Auditing fees		6,704
Legal fees		1,709
Portfolio accounting fees		23,112
Shareholder services fee (Note 4)		207,950
Share registration costs		13,668
Printing and postage		7,285
Insurance premiums		7,597
Miscellaneous		7,642
TOTAL EXPENSES		825,510
Waivers (Note 4):
Waiver of investment adviser fee	$(291,394)
Waiver of administrative personnel and services fee	(12,233)
Waiver of transfer and dividend disbursing agent fees and expenses	(2,094)
Waiver of shareholder services fee	(24,954)
TOTAL WAIVERS		(330,675)
Net expenses			494,835
Net investment income			544,345
Net realized gain on investments			22,734
Change in net assets resulting from operations			$567,079

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2004	Year Ended 4/30/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$544,345	$727,530
Net realized gain on investments	22,734	49,105
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	567,079	776,635
Distributions to Shareholders:
Distributions from net investment income	(542,153)	(728,976)
Distributions from net realized gain on investments	(22,734)	(49,105)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(564,887)	(778,081)
Share Transactions:
Proceeds from sale of shares	394,534,564	991,366,137
Net asset value of shares issued to shareholders in payment of distributions declared	311,442	456,156
Cost of shares redeemed	(420,114,365)	(1,009,253,208)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(25,268,359)	(17,430,915)
Change in net assets	(25,266,167)	(17,432,361)
Net Assets:
Beginning of period	177,500,426	194,932,787
End of period (including undistributed net investment income of $5,495 and $3,303, respectively)	$152,234,259	$177,500,426

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Automated Treasury Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At October 31, 2004, capital paid-in aggregated $152,228,764.

The following table summarizes share activity:

	Six Months Ended 10/31/2004	Year Ended 4/30/2004
Shares sold	394,534,564	991,366,137
Shares issued to shareholders in payment of distributions declared	311,442	456,156
Shares redeemed	(420,114,365)	(1,009,253,208)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(25,268,359)	(17,430,915)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $17,157, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Automated Treasury Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N690

2112509 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

U.S. Treasury Cash Reserves

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2004

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30,
	10/31/2004		2004		2003		2002	2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005		0.008		0.013		0.025	0.056	0.049
Net realized and unrealized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000	[1]	0.001	0.001	0.000	[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005		0.008		0.013		0.026	0.057	0.049
Less Distributions:
Distributions from net investment income	(0.005)		(0.008)		(0.013)		(0.025)	(0.056)	(0.049)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	(0.000	) [1]	(0.001)	(0.001)	(0.000	) [1]
TOTAL DISTRIBUTIONS	(0.005)		(0.008)		(0.013)		(0.026)	(0.057)	(0.049)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return [2]	0.54%		0.81%		1.35%		2.64%	5.83%	4.96%

Ratios to Average Net Assets:
Expenses	0.20	% [3]	0.20%		0.20%		0.20%	0.20%	0.20%
Net investment income	1.05	% [3]	0.78%		1.29%		2.51%	5.56%	4.83%
Expense waiver/reimbursement [4]	0.55	% [3]	0.55%		0.54%		0.54%	0.54%	0.55%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,096,414		$1,443,086		$1,885,373		$1,813,575	$1,931,570	$1,500,782

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30,
	10/31/2004		2004		2003		2002	2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004		0.006		0.011		0.023	0.053	0.046
Net realized and unrealized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000	[1]	0.001	0.001	0.000	[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004		0.006		0.011		0.024	0.054	0.046
Less Distributions:
Distributions from net investment income	(0.004)		(0.006)		(0.011)		(0.023)	(0.053)	(0.046)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	(0.000	) [1]	(0.001)	(0.001)	(0.000	) [1]
TOTAL DISTRIBUTIONS	(0.004)		(0.006)		(0.011)		(0.024)	(0.054)	(0.046)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return [2]	0.42%		0.56%		1.10%		2.38%	5.57%	4.70%

Ratios to Average Net Assets:
Expenses	0.45	% [3]	0.45%		0.45%		0.45%	0.45%	0.45%
Net investment income	0.81	% [3]	0.53%		1.04%		2.25%	5.30%	4.60%
Expense waiver/reimbursement [4]	0.30	% [3]	0.30%		0.29%		0.29%	0.29%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,103,800		$1,262,332		$1,317,596		$1,177,912	$1,237,426	$984,973

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,005.40	$1.01
Institutional Service Shares	$1,000	$1,004.20	$2.27
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.20	$1.02
Institutional Service Shares	$1,000	$1,022.94	$2.29

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.20%
Institutional Service Shares	0.45%

Portfolio of Investments Summary Tables

At October 31, 2004, the fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
U.S. Treasury Securities	100.0%
TOTAL	100.0%

At October 31, 2004, the fund's effective maturity schedule 3 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	9.1%
8-30 Days	41.7%
31-90 Days	30.1%
91-180 Days	19.1%
181+ Days	0.0%
TOTAL	100.0%

1 See the fund's Prospectus for a more complete description of the principal types of securities in which the fund invests.

2 Percentages are based on total investments, which may differ from total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2004 (unaudited)

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS--98.7%
	U.S. Treasury Bills--49.3% [1]
$198,500,000	1.440% - 1.620%, 11/4/2004	$198,475,978
188,000,000	1.510%, 12/9/2004	187,700,349
30,000,000	1.530%, 11/18/2004	29,978,325
194,000,000	1.680% - 1.740%, 1/13/2005	193,332,932
139,000,000	1.690% - 1.750%, 1/20/2005	138,470,689
62,000,000	1.705%, 1/6/2005	61,806,198
47,000,000	1.770%, 1/27/2005	46,798,958
229,000,000	1.790% - 1.825%, 2/10/2005	227,836,424
	TOTAL	1,084,399,853
	U.S. Treasury Bonds--2.9%
64,000,000	10.375%, 11/15/2004	64,209,466
	U.S. Treasury Notes--46.5%
187,000,000	1.625%, 1/31/2005	186,895,551
25,000,000	2.000%, 11/30/2004	25,005,875
809,000,000	5.875% - 7.875%, 11/15/2004	810,715,615
	TOTAL	1,022,617,041
	TOTAL INVESTMENTS--98.7% (AT AMORTIZED COST) [2]	$2,171,226,360
	OTHER ASSETS AND LIABILITIES - NET--1.3%	28,987,010
	TOTAL NET ASSETS--100%	$2,200,213,370

1 Each issue shows the rate of discount at the time of purchase.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$2,171,226,360
Cash		258,882
Income receivable		31,231,253
Receivable for shares sold		246,010
TOTAL ASSETS		2,202,962,505
Liabilities:
Payable for shares redeemed	$403,188
Payable for Directors'/Trustees' fees	1,412
Payable for shareholder services fee (Note 4)	223,456
Income distribution payable	2,047,059
Accrued expenses	74,020
TOTAL LIABILITIES		2,749,135
Net assets for 2,200,163,796 shares outstanding		$2,200,213,370
Net Assets Consist of:
Paid-in capital		$2,200,163,796
Undistributed net investment income		49,574
TOTAL NET ASSETS		$2,200,213,370
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$1,096,413,631 ÷ 1,096,345,960 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$1,103,799,739 ÷ 1,103,817,836 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2004 (unaudited)

Investment Income:
Interest			$15,420,256
Expenses:
Investment adviser fee (Note 4)		$4,993,010
Administrative personnel and services fee (Note 4)		1,001,005
Custodian fees		52,803
Transfer and dividend disbursing agent fees and expenses (Note 4)		118,628
Directors'/Trustees' fees		10,173
Auditing fees		6,163
Legal fees		2,241
Portfolio accounting fees		88,841
Shareholder services fee--Institutional Shares (Note 4)		1,689,505
Shareholder services fee--Institutional Service Shares (Note 4)		1,431,126
Share registration costs		19,631
Printing and postage		7,126
Insurance premiums		23,665
Miscellaneous		18,531
TOTAL EXPENSES		9,462,448
Waivers (Note 4):
Waiver of investment adviser fee	$(3,642,221)
Waiver of administrative personnel and services fee	(49,837)
Waiver of transfer and dividend disbursing agent fees and expenses	(92,090)
Waiver of shareholder services fee--Institutional Shares	(1,689,505)
TOTAL WAIVERS		(5,473,653)
Net expenses			3,988,795
Net investment income			$11,431,461
Net realized gain on investments			333,455
Change in net assets resulting from operations			$11,764,916

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2004	Year Ended 4/30/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,431,461	$20,530,303
Net realized gain on investments	333,455	830,398
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,764,916	21,360,701
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(6,946,107)	(14,220,555)
Institutional Service Shares	(4,470,133)	(6,344,004)
Distributions from net realized gain on investments
Institutional Shares	(173,578)	(500,645)
Institutional Service Shares	(159,877)	(329,753)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,749,695)	(21,394,957)
Share Transactions:
Proceeds from sale of shares	4,256,513,894	9,483,037,548
Net asset value of shares issued to shareholders in payment of distributions declared	1,741,873	2,677,280
Cost of shares redeemed	(4,763,476,068)	(9,983,231,013)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(505,220,301)	(497,516,185)
Change in net assets	(505,205,080)	(497,550,441)
Net Assets:
Beginning of period	2,705,418,450	3,202,968,891
End of period (including undistributed net investment income of $49,574 and $34,353, respectively)	$2,200,213,370	$2,705,418,450

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of U.S. Treasury Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At October 31, 2004, capital paid-in aggregated $2,200,163,796.

The following tables summarize share activity:

	Six Months Ended 10/31/2004	Year Ended 4/30/2004
Institutional Shares:
Shares sold	2,276,530,250	5,360,012,950
Shares issued to shareholders in payment of distributions declared	600,219	1,351,962
Shares redeemed	(2,623,805,104)	(5,803,625,171)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(346,674,635)	(442,260,259)

	Six Months Ended 10/31/2004	Year Ended 4/30/2004
Institutional Service Shares:
Shares sold	1,979,983,644	4,123,024,598
Shares issued to shareholders in payment of distributions declared	1,141,654	1,325,318
Shares redeemed	(2,139,670,964)	(4,179,605,842)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(158,545,666)	(55,255,926)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(505,220,301)	(497,516,185)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended October 31, 2004, the Fund's Institutional Service Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $8,495, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

U.S. Treasury Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N682
Cusip 30934N674

2112510 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal half year (the  registrant's  second fiscal half year in the case of an annual report) that have materially  affected,  or are reasonably likely to materially  affect,  the  registrant's  internal  control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Money Market Obligations Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        December 22, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        December 22, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        December 22, 2004